FINANCIAL INSTRUMENTS - Disclosure of financial instruments broken down by group (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets Measured At Depreciated Cost [Abstract]
Cash	$ 863	$ 1,813	$ 2,449	$ 13,903
Restricted cash deposit	64	0
Trade receivables	13,803	7,651
Other current assets	5,419	4,825
Financial Liabilities Measured At Depreciated Cost [Abstract]
Credit from bank institutions and others	15,145	12,119
Trade payables	11,159	9,223
Accrued purchase consideration liability	0	2,097
Financial Liabilities Measured At Fair Value [Abstract]
Put option liability	0	2,697
Financial Instruments Broken Down By Group [Member]
Financial Assets Measured At Depreciated Cost [Abstract]
Cash	863	1,813
Restricted cash deposit	64	0
Trade receivables	13,803	7,651
Other current assets	2,876	3,679
Financial assets measured at depreciated cost	17,606	13,143
Financial Liabilities Measured At Depreciated Cost [Abstract]
Operating Leasing Liabilities Including Current Maturity	433	1,269
Credit from bank institutions and others	15,145	12,513
Convertible debentures	1,968	0
Trade payables	11,159	9,223
Accrued purchase consideration liability	0	2,097
Other current liabilities	4,392	5,314
Financial liabilities measured at depreciated cost	33,097	30,416
Financial Liabilities Measured At Fair Value [Abstract]
Put option liability	0	2,697
Derivative warrants liabilities and prefunded warrants	$ 1,968	$ 38